PREFERRED STOCK (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended
	Jul. 02, 2020	Aug. 13, 2019	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Mar. 30, 2022
Class of Stock [Line Items]
Preferred Stock, Shares Authorized				25,000,000		25,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001		$ 0.001
Stock Issued During Period, Value, Acquisitions			$ 400,000
Proceeds from Issuance of Preferred Stock and Preference Stock				$ 261,200	$ 0
Geneva Roth Remark Holdings [Member]
Class of Stock [Line Items]
[custom:LossOnConversionOfStock]				$ 911,109
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						1,000,000
Preferred Stock, Par or Stated Value Per Share						$ 0.001
Preferred stock, shares designated				1,000,000
Series A Preferred Stock [Member] | Richard Carey [Member]
Class of Stock [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	1,000,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	$ 68,556
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						1,900,000
Preferred Stock, Par or Stated Value Per Share						$ 0.001
Preferred stock, shares designated				1,900,000
Series B Preferred Stock [Member] | Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions		1,883,000
Stock Issued During Period, Value, Acquisitions		$ 7,532
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						1,000,000
Preferred Stock, Par or Stated Value Per Share						$ 0.001	$ 1.00
Preferred stock, shares designated				1,000,000			1,000,000
Series C Preferred Stock [Member] | Geneva Roth Remark Holdings [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				268,200
Proceeds from Issuance of Preferred Stock and Preference Stock				$ 268,200
Conversion of Stock, Shares Converted				254,000
Common Stock [Member] | Geneva Roth Remark Holdings [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued				13,605,783